Employee Stock Ownership Plan	12 Months Ended
Sep. 30, 2016
Share Based Arrangements To Obtain Goods And Services [Abstract]
Employee Stock Ownership Plan

7. EMPLOYEE STOCK OWNERSHIP PLAN

The Company’s ESOP was established in 1984 and is a tax qualified, defined contribution plan that serves as the Company’s sole retirement plan for all its employees. Company contributions are made at the discretion of the Board and, to date, all contributions have been made in shares of Company Common Stock. The Company contributions are allocated to all ESOP participants in proportion to their compensation for the plan year, and 100% vesting occurs after three years of service. Any shares that do not vest are treated as forfeitures and are distributed among other vested employees. For contributions of Common Stock, the Company records as expense the fair market value of the stock contributed. The 323,555 shares of the Company’s Common Stock held by the plan as of September 30, 2016, are allocated to individual participant accounts, are included in the weighted average shares outstanding for purposes of earnings-per-share computations and receive dividends.

Contributions to the plan consisted of:

Year	Shares	Amount
2016	11,418	$200,158
2015	11,455	$185,113
2014	11,428	$341,125